Long-term investments - Equity securities (Details) $ / shares in Units, ¥ in Thousands, kr in Thousands, $ in Thousands			1 Months Ended						6 Months Ended		12 Months Ended
	Jul. 01, 2021 USD ($) shares	Jul. 01, 2021 CNY (¥) shares	Jan. 31, 2023 USD ($)	May 31, 2022 USD ($) D $ / shares shares	May 31, 2022 CNY (¥) D shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2022 CNY (¥) shares	Apr. 30, 2022 SEK (kr) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 20, 2022 $ / shares
Long-term investments
Impairment loss recognized | ¥												¥ 0	¥ 0	¥ 0
Consideration for disposal of investment											$ 115,000
Ordinary shares, par value per share | $ / shares															$ 0.000005
Change in fair value of an equity security									$ 3,823	¥ 27,722	$ (2,323)	¥ (16,843)
Luminar Technologies, Inc
Long-term investments
Amount of cash consideration				$ 15,000
Consideration transferred, equity interests issued and issuable				$ 15,000
Trading days | D				20	20
Ordinary shares, par value per share | $ / shares				$ 0.0001
Asset retirement obligation liabilities settled (in shares) | shares				2,030,374	2,030,374
Settlement of obligation				$ 12,588
Fair value of shares decreased				10,050
Change in fair value of an equity security				$ 2,538	¥ 16,843
Common shares in Zenseact AB
Long-term investments
Newly issued common shares subscribed | shares	8,834	8,834				6,447	6,447	6,447					8,834
Equity interest acquired	15.00%	15.00%				13.50%	13.50%	13.50%					15.00%
Cash consideration to acquire equity securities	$ 106,000	¥ 675,824						kr 800,000
Investment's carrying amount gain						$ 5,297	¥ 35,153
Disposed investment consideration			$ 115,000			115,000	763,192
Gain of disposed investment consideration						$ 3,703	¥ 24,575